11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
November 6, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
CIK 0000909466

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for Invesco High Yield Municipal Fund, Invesco Intermediate Term Municipal Income Fund, Invesco Limited Term Municipal Income Fund and Invesco Municipal Income Fund as filed pursuant to Rule 497(e) under the 1933 Act on November 2, 2020 (Accession Number: 0001193125-20-283654).
Please direct any comments or questions to the undersigned, or contact me at Bonny Olvera or at bonny.olvera@invesco.com.
Very truly yours,
/s/ Bonny Olvera
Bonny Olvera Paralegal